Consolidated Balance Sheets (Current Period Unaudited) - EUR (€) € in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	€ 20,940	€ 13,578
Current portion of net trade accounts and notes receivable	9,292	10,744
Other receivables	1,281	1,018
Inventories	7,932	6,151
Deferred tax assets	43	47
Other assets, current portion	475	500
Short-term investment	1,000	1,000
Total current assets	40,963	33,039
Property and equipment, net	2,445	2,123
Intangible assets, net	59	39
Goodwill	2,412	2,412
Deposits and other non-current assets	451	376
Net trade accounts and notes receivable, non-current	365	593
Total assets	46,694	38,581
Current liabilities
Trade accounts and notes payable	6,317	6,098
Deferred revenues, current portion	2,363	1,597
Social security and other payroll withholdings taxes	987	1,211
Employee absences compensation	600	539
Income taxes payable	24	624
Other accrued liabilities	2,165	2,768
Short-term borrowings	1,096	2,814
Current portion of capital lease obligations	210	238
Current portion of financial instruments carried at fair value	835	172
Current portion of long-term debt	220	209
Total current liabilities	14,817	16,271
Deferred revenues, non-current	710	504
Capital lease obligations, non-current	227	294
Financial instruments carried at fair value, non-current	3,774	4,205
Long-term debt, non-current	492	592
Other long-term liabilities	2,317	2,285
Total liabilities	22,336	24,151
Shareholders’ equity
Common stock, €0.13 par value; 29,098,144 shares issued and 28,727,616 shares outstanding; 25,753,989 shares issued and 25,383,461 shares outstanding; at June 30, 2016 and at December 31, 2015, respectively	3,783	3,348
Additional paid-in capital	64,421	58,560
Retained earnings	(38,910)	(42,769)
Cumulative other comprehensive loss	(3,794)	(3,567)
Treasury stock, at cost; 370,528 shares at June 30, 2016 & at Dec. 31, 2015	(1,142)	(1,142)
Total shareholders’ equity	24,358	14,430
Total liabilities and shareholders’ equity	€ 46,694	€ 38,581